Taxes - Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate (Details)		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024
Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate [Abstract]
Singapore Statutory income tax rate		17.00%	17.00%
Differential of local statutory tax rate		(19.70%)	(99.00%)
Effect of preferential tax rate		2.90%	88.90%
Non-taxable income
Non-deductible items and others	[1]	(0.20%)	(8.60%)
Effective tax rate			(1.70%)

[1]	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.